Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Commitments

Pledged Assets and Restrictive Covenants

As of December 31, 2025, the Group’s financing obligations under the future receivables sale agreements (see Note 14) were secured by a first priority charge over the Group’s designated bank accounts and a deed of assignment over its future business receivables. Pursuant to the December 2025 agreement, the Group is contractually committed to remit 100% of its total gross cash receipts from specified payment processors and bank inflows to the counterparty until the total repayment obligation of US$1,269,231 (MYR 5,148,000) is satisfied. This arrangement restricts the Group’s ability to utilize its daily operating cash inflows for other corporate purposes until the mandatory repayment milestones are met.

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of December 31, 2025, and through the issuance date of these consolidated financial statements.